Related Party Transactions (Details Narrative) - USD ($)															3 Months Ended		12 Months Ended
	Apr. 30, 2025	Mar. 21, 2025	Feb. 27, 2025	Feb. 25, 2025	Jan. 28, 2025	Nov. 26, 2024	Oct. 14, 2024	Sep. 26, 2024	Aug. 27, 2024	Aug. 12, 2024	Jun. 12, 2024	May 10, 2024	May 03, 2023	May 02, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 01, 2025	Feb. 06, 2024
Related Party Transaction [Line Items]
Proceeds from advances, related party																	$ 72,000
Repayment of advances, related party																	72,000
Share price																				$ 0.40
Contributed capital																$ 4,448	4,448	$ 351,459
Warrants term																		5 years
Proceeds from convertible notes															190,000		650,000
Convertible note payable related party																	650,000
Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Proceeds from convertible notes															$ 250,000
Convertible price, description															(x) 100% less the discount of 25% and (y) the lowest per share purchase price of the equity securities issued in the next equity financing; and/or (ii) corporate transaction conversion: at the closing of a major corporate transaction, the note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of such note on the closing of such corporate transaction by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the closing date of the corporate transaction; and/or (iii) at any time on or after the maturity date, each note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of the note on the date of such conversion by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the maturity date.
Subsequent Event [Member]
Related Party Transaction [Line Items]
Share price																			$ 0.50
Senior Secured Promissory Notes Payable [Member]
Related Party Transaction [Line Items]
Notes payable principal balance															$ 546,515		543,515
Accrued interest expense															$ 63,162		$ 43,853
Interest rate															0.00%		0.00%
Common Stock [Member]
Related Party Transaction [Line Items]
Stock based compensation, shares														1,772,800			1,500,000	216,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Expenses paid on the company's behalf																	$ 316,519	$ 469,952
Repayments of expenses to related party																	266,235	479,425
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Expenses paid on the company's behalf																	8,862
Repayments of expenses to related party																	8,862
Chief Executive Officer [Member] | Series B-1 Preferred Stock [Member]
Related Party Transaction [Line Items]
Temporary equity stock based compensation, shares													2,946,074	2,946,074
Share price														$ 0.075
Temporary equity stock based compensation														$ 2,085,762
Rowland Day [Member]
Related Party Transaction [Line Items]
Proceeds from advances, related party																	72,000
Repayment of advances, related party																	72,000
Advances related party balance owed																	0
Expenses paid on the company's behalf															$ 82,529	89,440
Repayments of expenses to related party															0	$ 65,328
Balance owed																	54,621	4,337
Imputed interest																	5,625	6,660
Debt instrument principal balance																	221,990
Debt Instrument, accrued interest																	42,525
Notes payable principal balance																	0	221,990
Accrued interest																	0	33,299
Balance owed															152,877		70,348
Rowland Day [Member] | Senior Secured Promissory Notes Payable [Member]
Related Party Transaction [Line Items]
Notes payable principal balance		$ 3,000			$ 6,000	$ 14,000	$ 80,000	$ 23,000	$ 5,000	$ 80,000	$ 216,000	$ 225,000			6,000		14,000
Interest rate		14.00%			14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%
Debt maturity date description		The note is payable on demand. If the Lender does not demand payment, the note matures on April 21, 2025.			The note is payable on demand. If the Lender does not demand payment, the note matures on February 28, 2025.	The note is payable on demand. If the Lender does not demand payment, the note matures on January 31, 2025	The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) November 13, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date)	The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) March 26, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date)	The note is payable on demand. If the Lender does not demand payment, the note matures on October 31, 2024	The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) February 12, 2025, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date)	The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) December 12, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date).	The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) November 10, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date).
Debt default description							If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.	If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.		If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.	If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.	If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years.
Warrants receivable							1,000,000	1,000,000		1,000,000	1,000,000	1,000,000
Exercise price							$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Warrants term							5 years	5 years		5 years	5 years	5 years
Secured promissory note principal																	$ 85,485
Debt maturity date			Apr. 11, 2025	Apr. 11, 2025
Rowland Day [Member] | Senior Secured Promissory Notes Payable [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Notes payable principal balance																			$ 3,000
Debt maturity date	Jul. 31, 2025
Rowland Day [Member] | Series B-1 Preferred Stock [Member]
Related Party Transaction [Line Items]
Conversion price																	$ 0.10
Rowland Day [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Related party interest rate																	5.00%
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable principal balance																		221,990
Accrued salary															414,500		364,500	230,000
Accrued interest expense															28,333		23,121	$ 13,377
Convertible note payable related party															$ 250,000